Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred tax assets (Note 16)	¥ 7,314	¥ 6,963
Other receivable	10,802	6,676
Time deposit	7,810	2,745
Other	9,156	6,438
Other current assets	¥ 35,082	¥ 22,822